Assets Held in the Stable Value Master Trust	12 Months Ended
Dec. 31, 2025
EBP 062
EBP, Master Trust [Line Items]
Assets Held in the Stable Value Master Trust	Assets Held in the Stable Value Master Trust
Certain of the Plan’s investments are held in the Stable Value Master Trust, which was established for the investment of assets of the Plan and other Company-sponsored retirement plans. Each participating plan’s interest in the investment funds (i.e., separate accounts) of the Stable Value Master Trust is based on account balances of the participants and their elected investment funds. The Stable Value Master Trust’s assets are allocated among the participating plans by assigning to each plan those transactions (primarily contributions, benefit payments, and plan-specific expenses) that can be specifically identified and by allocating among all plans, in proportion to the fair value of the assets assigned to each plan, income and expenses resulting from the collective investment of the assets of the Stable Value Master Trust. The Plan’s interest in the Stable Value Master Trust’s net investment income presented in the Statements of Changes in Net Assets Available for Benefits consists of the unrealized and realized gains (losses) and the earnings on those investments.

The Stable Value Master Trust holds synthetic investment contracts which meet the fully benefit-responsive investment contract criteria and therefore are reported at contract value. Contract value is the relevant measure for fully benefit-responsive investment contracts, because this is the amount received by participants if they were to initiate permitted transactions under the terms of the Plan. Contract value represents contributions made under each contract, plus earnings, less participant withdrawals, and administrative expenses.

The Plan owns the underlying investments of the synthetic investment contracts. A synthetic investment contract includes a wrapper contract, which is an agreement for the wrap issuer, such as a bank or insurance company, to make payments to the Plan in certain circumstances. The wrapper contract typically includes certain conditions and limitations on the underlying assets owned by the Plan. Synthetic investment contracts are designed to accrue interest based on crediting rates established by the contract issuers.

The synthetic investment contracts held by the Plan include wrapper contracts which provide a guarantee that the credit rate will not fall below 0%. Cash flow volatility (e.g., timing of benefit payments), as well as asset underperformance, can be passed through to the Plan through adjustments to future contract crediting rates. Formulas are provided in the contracts that adjust renewal crediting rates to recognize the difference between fair value and the book value of the underlying assets. Crediting rates are reviewed quarterly for resetting.

The Plan’s ability to receive amounts due in accordance with fully benefit-responsive investment contracts is dependent on the third-party issuers’ ability to meet their financial obligations. The issuers’ ability to meet their contractual obligations may be affected by future economic and regulatory developments.

Certain events might limit the ability of the Plan to transact at contract value with the contract issuers. These events may be different under each contract. Examples of such events include the following:
•Plan disqualification under the Code;
•Establishment of a defined contribution plan by the Company that competes for participant contributions;
•Material amendments to the Plan or administration as to investment options, transfer procedures, or withdrawals;
•Company’s inducement to participants to withdraw or transfer funds from the contract;
•Termination or partial termination of the Plan;
•Group termination, layoff, early retirement incentive program, or other downsizing by the Company;
•Merger or consolidation of the Plan with another plan or spin-off of any portion of the Plan’s assets to another Plan; and
•Any changes in law, regulation, ruling, or administrative or judicial position that, in the issuer’s reasonable determination, could result in substantial disbursements from the contract.
No events are probable of occurring that might limit the ability of the Plan to transact at contract value with the contract issuers and that also would limit the ability of the Plan to transact at contract value with the participants.

In addition, certain events allow the issuers to terminate the contacts with the Plan and settle at an amount different from contract value. Those events may be different under each contract. Examples of such events include the following:

•The investment manager or trustee breaches any of its material obligations under the agreement;
•Any representation of the investment manager is or becomes untrue in any material respect;
•The investment manager with respect to the contract is terminated, unless a qualified professional manager is duly appointed and is agreed to by the issuer;
•The issuer determines that the execution, delivery, or performance of the contract constitutes or will constitute a prohibited transaction;
•Failure to pay amounts due to the issuer; and
•Termination of the Plan, or disqualification of the trust.
Each investment contract is subject to early termination penalties that may be significant. There are no reserves against contract value for credit risk of the contract issuers or other matters.
The Stable Value Master Trust also holds a stable value common collective trust that is composed primarily of fully benefit-responsive investment contracts and is valued at the net asset value of units of the collective trust. The common collective trust is designed to deliver safety and stability by preserving principal and accumulating earnings. The net asset value is used as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported net asset value. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption of the collective trust, the issuer reserves the right to require a one-year notice to ensure that securities liquidations will be carried out in an orderly business manner. The Plan has no contractual obligations to further invest in the fund.

The assets held in the Stable Value Master Trust were as follows for the years ended December 31, 2025 and 2024:

	2025
	Master Trust Balance	Plan's Interest in Master Trust Balance ($)	Plan's Interest in Master Trust Balance (%)
Fully benefit-responsive synthetic investment contracts - at contract value	$345,329,447	$6,265,161	2%
Common collective trusts - at fair value	14,211,069	257,825	2%
Total Master Trust investments	359,540,516	6,522,986	2%
Cash and pending activity	(293,669)	(5,328)	2%
Total Master Trust net assets	$359,246,847	$6,517,658	2%

	2024
	Master Trust Balance	Plan's Interest in Master Trust Balance ($)	Plan's Interest in Master Trust Balance (%)
Fully benefit-responsive synthetic investment contracts - at contract value	$348,635,756	$5,974,834	2%
Common collective trusts - at fair value	9,575,564	164,104	2%
Total Master Trust investments	358,211,320	6,138,938	2%
Cash and pending activity	(336,174)	(5,762)	2%
Total Master Trust net assets	$357,875,146	$6,133,176	2%
The investment income of the Stable Value Master Trust was as follows for the years ended December 31:

	2025
	Master Trust Balance	Plan's Interest in Master Trust Balance ($)	Plan's Interest in Master Trust Balance (%)
Net investment income	$11,831,386	$215,841	2%
Total investment income	11,831,386	215,841	2%

	2024
	Master Trust Balance	Plan's Interest in Master Trust Balance ($)	Plan's Interest in Master Trust Balance (%)
Net investment income	$11,133,977	$182,173	2%
Total investment income	11,133,977	182,173	2%